Deferred Share Units (Details Narrative) - Deferred Share Units - shares	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	May 28, 2010
Common Shares Reserved Maximum For Issuance Under The Plan				11,000
Outstanding shares	0	0	0
Share based compensation arrangement by share based payment award number of shares available for grant	11,000	11,000	11,000
Shares exercised	0	0
Charges from additional paid in capital to cmmon shares under capital stock	0	0	0